Groups of assets and liabilities held for sale (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Total	$ 3,243	$ 1,855
Total net financial assets held for sale	1,949	826
Trade And Other Payables [Member]
Disclosure of financial assets [line items]
Total	1,957	930
Salaries And Social Security Liabilities [Member]
Disclosure of financial assets [line items]
Total		148
Employee Benefits [Member]
Disclosure of financial assets [line items]
Total	150	52
Deferred Income Tax Liability [Member]
Disclosure of financial assets [line items]
Total	16	10
Borrowinngs [Member]
Disclosure of financial assets [line items]
Total	$ 1,120	$ 715